Net Loss Per Share Attributable to Ordinary Shareholders	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Ordinary Shareholders
Note 5 - Net Loss Per Share Attributable to Ordinary Shareholders

Basic net loss per share is computed by dividing the net loss available to common stockholders by the weighted-average number of ordinary shares outstanding. Diluted net loss per share is computed similarly to basic net loss per share except that the denominator is increased to include the number of additional ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the additional ordinary shares of were dilutive. Diluted net loss per share is the same as basic net loss per share of ordinary share, as the effect of potentially dilutive securities is antidilutive.

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Six Months ended June 30,	Six Months ended June 30,
	2025	2024
	In USD thousands, except share and per share data
Numerator:
Net loss	5,380	7,499

Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	459,829,621	285,111,876

Net loss per share attributable to ordinary shareholders, basic
and diluted	0.012	0.026